Trade and other receivables - Disclosure of trade and other receivables (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Trade and other receivables
Trade receivables	$ 1,352,216	$ 455,049
Unbilled revenue		42,248	$ 5,211
Sales tax recoverable	141,936	70,578
Total	$ 1,494,152	$ 567,875